RISK MANAGEMENT (Details 22) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non Life [Member]
IfrsStatementLineItems [Line Items]
Gross of reinsurance	R$ (56,151)	R$ (54,511)
Net of reinsurance	(55,887)	(54,324)
Life [Member]
IfrsStatementLineItems [Line Items]
Gross of reinsurance	(38,389)	(34,000)
Net of reinsurance	(38,185)	(33,811)
Health And Dental [Member]
IfrsStatementLineItems [Line Items]
Gross of reinsurance	(226,001)	(200,709)
Net of reinsurance	R$ (226,001)	R$ (200,709)